Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

8. Stockholders´ Equity

Common Stock

The Company has authorized 300,000,000 shares of common stock, par value $0.001 per share. As of December 31, 2014 there were 29,279,522 shares of common stock issued and outstanding. As a result of the Acquisition, the equity structure of the Pieris AG was retroactively adjusted using the exchange ratio established pursuant to the Acquisition Agreement to reflect the number of shares of the Company issued in the Acquisition. The retroactively adjusted shares as of December 31, 2013 were equivalent to 11,828,974 shares of common stock of the Company.

Each share of the Company´s common stock is entitled to one vote and all shares rank equally as to voting and other matters.

Dividends may be declared and paid on the common stock from funds legally available therefor, if, as and when determined by the Board of Directors.

Preferred Stock

The Company has authorized 10,000,000 shares of “blank check” preferred stock, par value $0.001 per share. There were no shares of preferred stock issued and outstanding during each of the years ended December 2014 and 2013. Shares of preferred stock may be issued in one or more series at such time or times and for such consideration as the Board of Directors may determine.

2014 Series C Financing

During the fourth quarter of 2014 and prior to the Acquisition, the Company completed a financing round and issued the equivalent of 10,671,037 shares of common stock. This financing included an issuance of the equivalent of 5,662,167 shares of common stock for aggregate cash proceeds of $7,442,897. Additionally, outstanding principal and interest related to the Bridge Loans ($4,380,906) was converted for the equivalent of 5,008,870 shares of common stock.

Acquisition

Immediately following the closing of the Acquisition, the Company´s outstanding shares of common stock (on a fully diluted basis) were as follows:

•	former holders of Pieris AG’s capital stock held an aggregate of 20,000,000 shares of the Company´s common stock;

•	holders of Marika Inc.’s common stock prior to the closing of the Acquisition hold an aggregate of 2,500,012 shares of the Company’s common stock;

•	3,200,000 shares of common stock were reserved for issuance under the 2014 Employee, Director and Consultant Equity Incentive Plan of Pieris Pharmaceuticals, Inc. (the “Pieris Plan”) As of December 31, 2014, options to purchase 2,519,500 shares of the Company´s common stock have been issued under the Pieris Plan to executive officers, directors, employees and consultants. As a result of such grants, 680,500 shares of the Company´s common stock are available for future issuance under the Pieris Plan.

Private Placement

On December 17, 2014, subsequent to the Acquisition, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain accredited investors (the “Investors”) providing for the issuance and sale to such Investors of an aggregate of 6,779,510 shares of the Company´s common stock in a private placement offering conducted through a series of closings occurring in December 2014, at a purchase price per share of $2.00 and for aggregate gross proceeds to the Company of $13.6 million (the “Private Placement”). After deducting for placement agent and other fees and expenses, the aggregate net proceeds from the Private Placement were $12.0 million. Northland Securities, Inc. and Katalyst Securities, LLC served as co-exclusive placement agents (the “Placement Agents”) for the Private Placement.

The Securities Purchase Agreement also contains certain anti-dilution provisions. Those anti-dilution provisions provide that if the Company issues and sells equity securities or equity-linked or related securities at a purchase price per share of lower than $2.00 within the 180-day period following December 17, 2014, each Investor in the Private Placement shall be entitled to receive such number of additional shares of the Company´s common stock as they would have received had such lower purchase price per share been applicable in the Private Placement.

At the closings of the Private Placement the Company issued to the Placement Agents and their designees, warrants (the Placement Warrants) to acquire up to 542,360 shares of its common stock at an exercise price of $2.00 per share. Each of the Placement Warrants is exercisable at any time at the option of the holder until the five-year anniversary of its date of issuance. For more information refer to Note 10 Warrants.

As result of the Acquisition and the Private Placement the Company has 29,279,522 shares of common stock issued and outstanding with a share capital of $29,280 as of December 31, 2014.